Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of profit (loss) attributed to ordinary shareholders (basic)
	2021	2020	2019
	U.S. dollars in thousands
Total comprehensive income (loss) for the year	435	(2,954)	(763)

Schedule of weighted-average number of ordinary shares (basic)
	2021	2020	2019
	Number of shares
Issued ordinary shares at January 1	514,205,799	514,205,799	514,205,799
Issued March 7,2021 due to warrant exercise	10,634,406	-	-
Issued May 4, 2021 due to warrant exercise	639,508	-	-
Issued July 6, 2021 due to warrant exercise	4,145,205	-	-
Issued August 30, 2021 due to warrant exercise	1,179,452	-	-
Issued September 1, 2021 due to warrant exercise	414,384	-	-
Issued October 11, 2021 due to warrant exercise	776,713	-	-

Weighted average number of ordinary shares (basic)	531,995,467	514,205,799	514,205,799

Schedule of profit (loss) attributed to ordinary shareholders (diluted)
	2021	2020	2019
	U.S. dollars in thousands
Total comprehensive income (loss) for the year (basic)	435	(2,954)	(763)
Warrant revaluation income	(660)	-	-
	(225)	(2,954)	(763)

Schedule of weighted-average number of ordinary shares (diluted)
	2021	2020	2019
	Number of shares
Weighted-average number of ordinary shares (basic)	531,995,467	514,205,799	514,205,799
Effect of warrants	83,552,979	-	-

Weighted average number of ordinary shares (diluted)	615,548,446	514,205,799	514,205,799